Tax regulations - Additional Information (Detail) $ in Thousands, $ in Thousands, € in Millions				12 Months Ended
	Sep. 02, 2024	Dec. 13, 2023	Jul. 24, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2019	Dec. 31, 2024 ARS ($)	May 23, 2023 EUR (€)
Statement [Line Items]
Income tax rate				30.00%	30.00%	30.00%	30.00%	30.00%
Deductible interest				$ 20,000
Tax expense (income) at applicable tax rate				177,248	$ 163,608		$ 130,054
Capital commitments											$ 30,000,000
Amount Of Revenue In Which Tax Rate Applicable | €												€ 750
Global Minimum Tax Rate												15
AFBN S.R.L [Member]
Statement [Line Items]
Income taxes paid (refund), classified as operating activities					$ 979
General Resolution No. 5,248/2022 [Member]
Statement [Line Items]
Income tax rate									25.00%
Tax expense (income) at applicable tax rate									$ 100,000,000
Income tax paid under consecutive installments							$ 8,300
General Resolution No. 5,391/2023 [Member]
Statement [Line Items]
Income tax rate							15.00%	15.00%
Tax expense (income) at applicable tax rate								$ 600,000,000
General Resolution No. 5,453/2023 [Member]
Statement [Line Items]
Income tax rate					15.00%	15.00%
Tax expense (income) at applicable tax rate						$ 600,000,000
Income tax paid under consecutive installments				$ 2,974	$ 3,031
PAIS [Member]
Statement [Line Items]
Emergency tax rate										30.00%
Tax term										5 years
Mexico [member]
Statement [Line Items]
Income tax rate				30.00%
Import of Goods and Freight [Member]
Statement [Line Items]
Tax rate effect of foreign tax rates	7.50%	17.50%	7.50%
Import of Service [Member]
Statement [Line Items]
Tax rate effect of import tax rates			25.00%
Forecast [Member]
Statement [Line Items]
Income tax rate									100.00%	7.00%